Revenues	12 Months Ended
Dec. 31, 2013
Revenues [Abstract]
Revenues
Note 12 - Revenues

A.           Customers who accounted for over 10% of the total consolidated revenues:

	Year ended December 31
	2013	2012	2011
Customer A - Sales of
manufactured products	18.4%	17.2%	14.9%

B.           Revenues by geographic areas

	Year ended December 31
	2013	2012	2011
Israel	27,992	21,965	22,866
Europe	10,623	11,583	13,400
North America	6,227	7,664	5,400
Rest of the world	5,393	4,434	5,164

	50,235	45,646	46,830

C.           Fixed assets, net by geographic areas

	Year ended December 31
	2013	2012	2011
Israel	9,534	8,617	7,233
Europe	561	445	503
North America	13	13	10

	10,108	9,075	7,746